OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of selected statements of profit or loss data [Table Text Block]
	Israel	Germany	Adjustments	Total
Year ended December 31, 2025

Revenue	$18,383	$36,348	$-	$54,731

Segment loss	$(6,839)	$(1,674)	$-	$(8,513)

Unallocated corporate expenses			$(3,074)	$(3,074)

Total operating loss				$(11,587)

Depreciation, amortization and impairment	$7,175	$1,168	$-	$8,343

Year ended December 31, 2024

Revenue	$38,523	$15,508	$-	$54,031

Segment loss (income)	$(9,314)	$942	$-	$(8,372)

Unallocated corporate expenses			$(1,862)	$(1,862)

Total operating loss				$(10,234)

Depreciation, amortization and impairment	$2,509	$170	$-	$2,679

Year ended December 31, 2023

Revenue	$43,316	$5,488	$-	$48,804

Segment loss	$(6,627)	$(1,615)	$-	$(8,242)

Unallocated corporate expenses			$(4,550)	$(4,550)

Total operating loss				$(12,792)

Depreciation, amortization and impairment	$2,823	$173	$-	$2,996